SCHEDULE OF SEGMENT REPORTING (Details) - USD ($)		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenues	[1]	$ 6,425,577	$ 3,737,350
(Loss) income from operations		(13,922,205)	(7,543,844)
CBT’s loss from equity method investments		(578,619)
BT’s other income		41,345
Corporate other income, net		473,879	(78,945)
Corporate interest income		2,109	3,470
Corporate interest expense		(480,548)	(391,231)
(Loss) before income taxes		(14,464,039)	(8,010,550)
Income tax benefit		(871)	69,858
Net loss		(14,464,910)	(7,940,692)
Less: Loss attributable to the non-controlling interest		366,570	264,047
Net loss attributable to the Company		(14,098,340)	(7,676,645)
Non-cash compensation		2,950,070	92,308
Depreciation and amortization		2,713,008	1,605,201
Provisions for allowance for credit losses on accounts receivable, other receivable and advances to suppliers		6,697,608	5,875,044
Inventory obsolescence provision		48,589	(15,255)
Total assets		52,871,251		$ 30,776,651
TIT Segment [Member]
Segment Reporting Information [Line Items]
Revenues	[1]	88,670	141,919
(Loss) income from operations		(72,677)	(122,921)
Non-cash compensation		55,840
Depreciation and amortization		16,356	8,380
Provisions for allowance for credit losses on accounts receivable, other receivable and advances to suppliers		(61,812)	30,909
Inventory obsolescence provision			504
Total assets		307,867		213,329
CBT Segment [Member]
Segment Reporting Information [Line Items]
Revenues	[1]	5,522,135	3,595,431
(Loss) income from operations		(8,792,969)	(6,780,105)
CBT’s loss from equity method investments		800,000
Non-cash compensation		335,040
Depreciation and amortization		2,385,886	1,596,821
Provisions for allowance for credit losses on accounts receivable, other receivable and advances to suppliers		6,752,063	5,844,135
Inventory obsolescence provision		48,589	(15,759)
Total assets	[2]	35,011,091		30,488,753
BT Segment [Member]
Segment Reporting Information [Line Items]
Revenues	[1]	814,772
(Loss) income from operations		(1,246,811)
Non-cash compensation		1,357,383
Depreciation and amortization		310,766
Provisions for allowance for credit losses on accounts receivable, other receivable and advances to suppliers		7,357
Total assets		8,273,018
Corporate and Others [Member]
Segment Reporting Information [Line Items]
(Loss) income from operations	[3]	(3,809,748)	(640,818)
Non-cash compensation		3,344,699	92,308
Total assets		9,279,275		$ 74,569
Non Cash Compensation [Member]
Segment Reporting Information [Line Items]
Non-cash compensation		$ 5,092,962	$ 92,308

[1]	Revenues by operating segments exclude intercompany transactions.
[2]	CBT segment included equity investments of approximately $0.8 million as of June 30, 2021.
[3]	Includes non-cash compensation, professional fees and consultancy fees for the Company.